Disclosure of detailed information about general and administrative expenses explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Salaries and benefits	$ 1,423	$ 1,772
Professional/consulting fees	1,230	1,672
Asset Impairment	344	0
Equipment rental and storage	342	752
Travel	323	255
Depreciation	235	347
Regulatory Fees	214	232
Insurance	193	373
Shareholder relations	173	163
Rent	76	305
Other	124	213
Total	$ 4,677	$ 6,084	$ 5,749